Other Receivables, Prepayments and Other Current Assets - Additional Information (Detail) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Other receivables, current	¥ 39,543,000,000	¥ 31,201,000,000
China Tower Corporation Limited (China Tower) [member]
Disclosure of financial assets [line items]
Other receivables, current	11,000,000,000	8,050,000,000
China Mobile Finance [member]
Disclosure of financial assets [line items]
Other receivables, current	13,260,000,000	5,600,000,000
China Mobile Finance [member] | Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Other receivables, current	¥ 0	¥ 0